Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Components of Lease Expenses
The components of lease expense for the Company for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Lease cost
Fixed lease cost	$678	$1,753
Variable lease cost	214	593
Total lease cost	$892	$2,346

Other information
Cash paid for amounts included in the measurement of lease liabilities	$681	$3,454
Weighted-average remaining lease term	—	9.9 years
Weighted-average discount rate	—	11.00%